Revenues	12 Months Ended
Dec. 31, 2024
Revenues
Revenues

9. Revenues

The Group derives revenue primarily from one-time commissions, recurring service fees and performance-based income paid by clients or investment product providers. The disaggregation of revenues by service lines have been presented in the consolidated statements of operations.

Revenues by timing of recognition is analyzed as follows:

	Year Ended December 31
	(Amount in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenue recognized at a point in time	1,130,364	1,408,389	904,274	123,885
Revenue recognized over time	1,998,513	1,909,432	1,717,060	235,236
Total revenues	3,128,877	3,317,821	2,621,334	359,121

For the Group’s revenues generated from different geographic locations, please see Note 17 segment information.